SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	May 31, 2026 USD ($) Segment	May 31, 2025 USD ($) Segment	May 31, 2024 USD ($) Segment	May 31, 2026 SGD ($)
Advertising expense	$ 4,000.000	$ 4,000.000	$ 3,000.000
Government grant	20,000.00	30,000.00	30,000.00
Payments to employees	$ 200,000	$ 200,000	$ 200,000
Number of reportable segment | Segment	1	1	1
Singapore deposit protection board insured amount	$ 74,360			$ 100,000
SINGAPORE
Sales tax percentage	9.00%
Cash	$ 2,000,000.0
SINGAPORE | Credit Risk [Member]
Cash	$ 1,800,000